Investments in Subsidiaries	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in Subsidiaries
18.	INVESTMENTS IN SUBSIDIARIES
As of December 31, 2020, the details of the Company’s subsidiaries are as follows:

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China United Network Communications Corporation Limited (“CUCL”)	The PRC, April 21, 2000, limited liability company	100%	—	RMB 213,044,797,828	Telecommunications operation in the PRC
China Unicom Global Limited	Hong Kong, May 29, 2015, limited company	100%	—	HKD 2,625,097,491	Investment holding
China Unicom (Hong Kong) Operations Limited	Hong Kong, May 24, 2000, limited company	—	100%	HKD 1,510,100,000	Telecommunications service in Hong Kong
China Unicom (Americas) Operations Limited	USA, May 24, 2002, limited company	—	100%	5,000 shares, USD100 each	Telecommunications service in the USA
China Unicom (Europe) Operations Limited	The United Kingdom, November 8, 2006, limited company	—	100%	4,861,000 shares, GBP1 each	Telecommunications operation in the United Kingdom
China Unicom (Japan) Operations Corporation	Japan, January 25, 2007, limited company	—	100%	1,000 shares, JPY366,000 each	Telecommunications operation in Japan
China Unicom (Singapore) Operations Pte Limited	Singapore, August 5, 2009, limited company	—	100%	30,000,000 shares, RMB1 each	Telecommunications operation in Singapore
China Unicom (South Africa) Operations (Pty) Limited	South Africa, November 19, 2012, limited liability company	—	100%	100 shares, ZAR 1 each	Telecommunications operation in South Africa
China Unicom (MYA) Operations Company Limited	The Republic of the Union of Myanmar (“Myanmar”), June 7, 2013, limited liability company	—	100%	2,150,000 shares, USD1 each	Communications technology training in Myanmar
China Unicom (Australia) Operations Pty Limited	Australia, May 27, 2014, limited liability company	—	100%	7,152,953 shares, AUD 1 each	Telecommunications operation in Australia
China Unicom (Russia) Operations Limited Liability Company	Russia, December 28, 2016, limited liability company	—	100%	RUB10,000	Telecommunications service in Russia

China Unicom (Brazil) Telecommunications Limited	Brazil, June 23, 2016, limited liability company	—	100%	R$ 21,165,840	Telecommunications service in Brazil
China Unicom (Brazil) Holdings Ltda.	Brazil, October 27, 2017, limited liability company	—	100%	R$ 21,277,298	Investment holding
China Unicom Operations (Thailand) Limited	Thailand, November 20, 2017, limited liability company	—	100%	40,000 shares, Baht100 each	Telecommunications service in Thailand
China Unicom Operations (Malaysia) Sdn. Bhd.	Malaysia, November 10, 2017, limited liability company	—	100%	3,200,000 shares, MYR1 each	Telecommunications service in Malaysia
China Unicom Operations Korea Co., Ltd	Korea, November 24, 2017, limited liability company	—	100%	60,000 shares, KRW5,000 each	Telecommunications service in Korea
China Unicom (Vietnam) Operations Company Limited	Vietnam, April 19, 2018, limited liability company	—	100%	VND 2,276,000,000	Telecommunications service in Vietnam
China Unicom (Cambodia) Operations Co.Ltd	Cambodia, May 11, 2018, limited liability company	—	100%	10,000 shares, Riels4,000 each	Telecommunications service in Cambodia
PT China Unicom Indonesia Operations	Indonesia, October 25, 2019, limited liability company	—	100%	20,000,000,001 shares, Rp1 each	Telecommunications service in Indonesia
China Unicom (Philippines) Operations Inc	Philippines, November 6, 2019, limited liability company	—	100%	103,012 shares, Php100 each	Telecommunications service in Philippines
Unicom Vsens Telecommunications Company Limited	The PRC, August 19, 2008, limited liability company	—	100%	RMB 610,526,500	Sales of handsets, telecommunication equipment and provision of technical services in the PRC
Unicom Digital Technology Co,.Ltd	The PRC, April 30, 2006, limited liability company	—	100%	RMB 6,749,318,313.27	Provision of information communications technology services in the PRC
China Unicom Online Information Technology Company Limited	The PRC, March 29, 2006, limited liability company	—	100%	RMB 400,000,000	Provision of internet information services and value-added telecommunications services in the PRC
Beijing Telecom Planning and Designing Institute Company Limited	The PRC, April 25, 1996, limited liability company	—	100%	RMB 264,227,115	Provision of telecommunications network construction, planning and technical consulting services in the PRC
China Information Technology Designing & Consulting Institute Company Limited	The PRC, November 11, 1991, limited liability company	—	100%	RMB 430,000,000	Provision of consultancy, survey, design and contract services relating to information projects and construction projects in the telecommunications industry in the PRC
China Unicom Information Navigation Company Limited	The PRC, September 17, 1998, limited liability company	—	100%	RMB 6,825,087,800	Provision of customer services in the PRC
Huaxia P&T Project Consultation and Management Company Limited	The PRC, March 5, 1998, limited liability company	—	100%	RMB 50,100,000	Provision of project design consultation and monitoring in the PRC
Zhengzhou Kaicheng Industrial Company Limited	The PRC, December 21, 2005, limited liability company	—	100%	RMB 2,200,000	Provision of property management services in the PRC
Unicompay Company Limited	The PRC, April 11, 2011, limited liability company	—	100%	RMB 250,000,000	Provision of e-payment services in the PRC
Beijing Wo Digital Media Advertising Co., Ltd	The PRC, July 21, 2006, limited liability company	—	100%	RMB 20,000,000	Provision of advertising design, production, agency and publication in the PRC
Guangdong Unicom Communication Construction Co., Ltd	The PRC, May 28, 2013, limited liability company	—	100%	RMB 30,000,000	Provision of telecommunications network construction, maintenance and technical services in the PRC
China Unicom Intelligence Security Technology Corporation Limited	The PRC, August 15, 2007, limited liability company	—	100%	RMB 150,000,000	Provision of technical development and consultation in the PRC
Unicom Cloud Data Company Limited	The PRC, June 4, 2013, limited liability company	—	100%	RMB 4,000,000,000	Provision of technology development, transfer and consulting service in the PRC
Unicom Innovation Investment Company Limited	The PRC, April 29, 2014, limited liability company	—	100%	RMB 3,040,000,000	Venture capital investment business in the PRC
Xiaowo Technology Co. Ltd	The PRC, October 24, 2014, limited liability company	—	100%	RMB 200,000,000	Communications technology development and promotion in the PRC
China Unicom Smart Connection Technology Company Limited	The PRC, August 7, 2015, limited liability company	—	68.88%	RMB 246,796,148	Auto informatisation in the PRC
Unicom Intelligent Network Ruixing Technology (Beijing) Co., Ltd.	The PRC, September 26, 2018, limited liability company	—	55.10%	RMB 10,000,000	Provision of technology promotion service of intelligent transportation system’s products in the PRC
Unicom Intelligent Vehicle Technology (Shanghai) Co., Ltd	The PRC, September 28, 2018, limited liability company	—	68.88%	RMB 10,000,000	Provision of technology development, technology consultation and other services in the PRC
Finance Company	The PRC, June 17, 2016, limited liability company	—	91%	RMB 3,000,000,000	Provision of financial services in the PRC
China Unicom Innovation Investment Company (Shenzhen) Limited	The PRC January 28, 2016, limited liability company	—	100%	RMB 200,000	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Guizhou) Limited	The PRC, October 8, 2016, limited liability company	—	60%	RMB 1,000,000	Venture capital investment business in the PRC
China Unicom Innovation Investment (Shenzhen) Investment Centre	The PRC, February 1, 2016, limited partnership	—	100%	RMB 79,300,000	Venture capital investment business in the PRC
Unicom Big Data Co., Ltd.	The PRC, August 24, 2017, limited liability company	—	100%	RMB 500,000,000	Provision of data processing service in the PRC
Liantong Travel Service (Beijing) Company Limited	The PRC, September 30, 2017, limited liability company	—	100%	RMB 30,000,000	Provision of tourism and information services in the PRC
China Unicom (Guangdong Branch) Internet Industry Limited	The PRC, January 5, 2017, limited liability company	—	100%	RMB 100,000,000	Provision of information communications technology services in the PRC
China Unicom (Zhejiang) Industry Internet Company Limited	The PRC, June 20, 2017, limited liability company	—	100%	RMB 11,000,000	Provision of information communications technology services in the PRC
China Unicom (ShanDong) Industrial Internet Company Limited	The PRC, March 3, 2017, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
China Unicom (Fujian) Industrial Internet Company Limited	The PRC, February 23, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
China Unicom (Shanxi) Industrial Internet Company Limited	The PRC, March 21, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
China Unicom Xiongan Industrial Internet Company Limited	The PRC, April 25, 2018, limited liability company	—	100%	RMB 15,000,000	Provision of information communications technology services in the PRC
China Unicom (Sichuan) Industrial Internet Company Limited	The PRC, March 29, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
China Unicom (Liaoning) Industrial Internet Company Limited	The PRC, March 28, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC
China Unicom (Shaanxi) Industrial Internet Company Limited	The PRC, March 27, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC
China Unicom (Jiangsu) Industrial Internet Company Limited	The PRC, May 9, 2018, limited liability company	—	100%	RMB 26,200,000	Provision of information communications technology services in the PRC
China Unicom (Shanghai) Industrial Internet Company Limited	The PRC, March 13, 2018, limited liability company	—	100%	RMB 20,000,000	Provision of information communications technology services in the PRC
China Unicom (Heilongjiang) Industrial Internet Company Limited	The PRC, March 14, 2018, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
Henan Industrial Interconnection &Technology Co, Ltd	The PRC, May 30, 2019, limited liability company	—	40%	RMB 53,000,000	Provision of information communications technology services in the PRC
China Unicom Video Technology Co., Ltd.	The PRC, January 17, 2018, limited liability company	—	100%	RMB 100,000,000	Provision of technology research and development, consultation and services of TV Video and Mobile Video in the PRC
China Unicom Internet of Things Corporation Limited	The PRC, March 16, 2018, limited liability company	—	100%	RMB 207,000,000	Provision of internet of things technology, system development and technical consultation, sales and maintenance of system and equipment and online data processing and transaction business in the PRC
China Unicom High-tech Big Data Artificial Intelligence Technology (Chengdu) Co., Ltd.	The PRC, March 29, 2018, limited liability company	—	51%	RMB 10,000,000	Provision of Big Data Service, cloud computation and infrastructure service in the PRC
China Unicom iRead Science and Culture Co., Ltd.	The PRC, April 28, 2018, limited liability company	—	100%	RMB 51,000,000	Provision of Online Video, Online Reading Material in the PRC
China Unicom WO Music & Culture Co., Ltd.	The PRC, May 8, 2018, limited liability company	—	100%	RMB 100,000,000	Provision of Network Music Service in the PRC
China Unicom Leasing Co., Ltd.	The PRC, April 11, 2018, limited liability company	25%	75%	RMB 2,500,000,000	Provision of Financing leasing business in the PRC
Yunjing Culture And Tourism Technology Co., LTD	The PRC, February 27, 2019, limited liability company	—	60%	RMB 20,000,000	Provision of data analysis, processing and application services in the PRC
Yundun Intelligent Security Technology Co., Ltd	The PRC, November 11, 2019, limited liability company	—	51%	RMB 51,000,000	Provision of software development; technology promotion and development in the PRC
Wobaifu Information Technology (Tianjin) Co., Ltd	The PRC, April 17, 2020, limited liability company	—	100%	RMB 10,000,000	Provision of software and information technology service in the PRC
Changchun FAW Communications Technology Co., Ltd.	The PRC, September 27, 2002, limited liability company	—	51%	RMB 86,458,600	Telecommunications operation in the PRC
Yichun Digital Economy Industry Operation Co., Ltd	The PRC, December 14, 2020, limited liability company	—	51%	Not applicable	Provision of technology development, technology consultation and other services in the PRC